Income tax (Tables)	12 Months Ended
Mar. 31, 2017
Income tax
Schedule of income before income tax expense

	Year ended March 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

The PRC	284,288	323,510	365,448	53,093
Non-PRC
- Hong Kong	(43)	405	(36)	(5)
- British Virgin Islands	1,916	8,288	(2,985)	(434)
- Cayman Islands	(131,041)	(190,870)	(196,116)	(28,492)

Income before income tax expense	155,120	141,333	166,311	24,162

Schedule of income tax expense

	Year ended March 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Current tax expense	48,239	51,060	58,767	8,537
Deferred tax expense	(912)	(1,060)	(21,145)	(3,071)

Total income tax expense	47,327	50,000	37,622	5,466

Schedule of the reconciliation of expected income tax to actual income tax expense

	Year ended March 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Income before income tax expense	155,120	141,333	166,311	24,162

Computed “expected” tax expense	38,780	35,333	41,578	6,041
Non-PRC entities not subject to income tax
- Hong Kong	11	(101)	9	1
- British Virgin Islands	(479)	(2,072)	746	108
- Cayman Islands	32,760	47,717	49,029	7,123
PRC dividend withholding tax	5,200	5,200	(14,300)	(2,078)
Non-taxable income	—	(7,950)	—	—
Preferential tax rates	(29,663)	(33,049)	(39,931)	(5,801)
Others	718	4,922	491	72

Actual income tax expense	47,327	50,000	37,622	5,466

Schedule of deferred tax assets/(liabilities)

	March 31,
	2016	2017	2017
	RMB	RMB	US$
Deferred tax assets:
Accounts receivable	13,757	17,850	2,593
Non-current accounts receivable	10,624	12,003	1,744
Inventories	2,273	2,273	330
Others	494	881	128

Net deferred tax assets	27,148	33,007	4,795

Deferred tax liabilities:
Deferred revenue	(76)	(67)	(10)
Property, plant and equipment	(5,358)	(5,536)	(804)
PRC dividend withholding tax	(14,300)	—	—
Intangible assets	(27,827)	(26,672)	(3,874)

Deferred tax liabilities	(47,561)	(32,275)	(4,688)

Net deferred tax (liabilities)/assets	(20,413)	732	107

Classification on consolidated balance sheets:
Non-current deferred tax assets	16,673	22,155	3,219
Non-current deferred tax liabilities	(37,086)	(21,423)	(3,112)

Net deferred tax (liabilities)/assets	(20,413)	732	107